Prospectus Supplement

January 17, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated January 17, 2012 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Long Duration Fixed Income Portfolio

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Core Fixed Income, Core Plus Fixed Income and Long Duration Fixed Income Portfolios. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Prospectus. In addition, the following changes to the Prospectus are effective as of January 17, 2012:

The section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Jaidip Singh	Executive Director	January 2012
Neil Stone	Managing Director	January 2011

The section of the Prospectus entitled "Portfolio Summary—Long Duration Fixed Income Portfolio—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Joseph Mehlman	Executive Director	January 2011
Jaidip Singh	Executive Director	December 2007
Neil Stone	Managing Director	January 2012

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Core Plus Fixed Income Portfolio" are hereby deleted and replaced with the following:

The Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Jaidip Singh, an Executive Director of the Adviser and Neil Stone, a Managing Director of the Adviser.

Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Long Duration Fixed Income Portfolio" are hereby deleted and replaced with the following:

The Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Joseph Mehlman, an Executive Director of the Adviser, Jaidip Singh, an Executive Director of the Adviser, and Neil Stone, a Managing Director of the Adviser.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Please retain this supplement for future reference.

  MULTIFNDSPT3 1/12

Statement of Additional Information Supplement

January 17, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated January 17, 2012 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2011, as amended on December 20, 2011

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Core Fixed Income, Core Plus Fixed Income and Long Duration Fixed Income Portfolios. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Statement of Additional Information. In addition, the following changes to the Statement of Additional Information are effective as of January 17, 2012:

The section of the Statement of Additional Information entitled "Investment Adviser—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at September 30, 2011 (unless otherwise indicated): Long Duration Fixed Income Portfolio" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Joseph Mehlman	5	$613.5 million	0	$0	53	$12.6 billion
Jaidip Singh	10	$2.0 billion	0	$0	18	$6.7 billion(3)
Neil Stone	9	$958.4 million	0	$0	64	$12.5 billion(3)

(3)  Of these other accounts, one account with a total of approximately $725.7 million in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Adviser—Portfolio Managers—Securities Ownership of Portfolio Managers (at September 30, 2011, unless otherwise noted): Long Duration Fixed Income Portfolio" is hereby deleted and replaced with the following:

Joseph Melhman—None
Jaidip Singh—None
Neil Stone—None

Please retain this supplement for future reference.